RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loans and Leases Receivable, Related Parties Disclosure [Abstract]
Related party extensions of credit, beginning of period	$ 4,774	$ 3,822
New loans	879	2,081
Repayments	(1,393)	(1,129)
Related party extension of credit, end of period	$ 4,260	$ 4,774